Revenue, government financing for research expenditures and sales - Disclosure of revenue from collaboration and licensing agreements (Details) - EUR (€) € in Thousands		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		€ 35,344	€ 41,271
Proceeds from collaboration and licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		34,728	41,919
Monalizumab agreement (AstraZeneca)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		9,503	16,440
IPH5201 agreement (AstraZeneca)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		0	4,826
Preclinical molecules agreement (AstraZeneca)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		0	17,400
Agreement with Sanofi, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		2,000	3,000
Agreement with Sanofi, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 18,500	18,672	0
Takeda agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		4,553	0
Other agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		0	252
Invoicing of R&D costs (IPH5201 agreement)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		616	(21)
Exchange gains or losses on collaboration agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		€ 0	€ (627)